Related Party Transactions - Additional Information (Detail) ¥ in Billions	12 Months Ended
	Mar. 31, 2020 JPY (¥) Loans	Mar. 31, 2019 JPY (¥) Loans
Related Party Transaction [Line Items]
Number of loans impaired | Loans	0	0
Related party loan | ¥	¥ 497	¥ 473